Provisions - Summary of Changes to Decommissioning Liability (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Provisions [Line Items]
Balance, beginning of year	CAD 182	CAD 397
Net liabilities disposed	(4)	(193)
Acquisitions		5
Increase (decrease) due to changes in estimates	(3)	37
Liabilities settled	(16)	(11)
Transfers to liabilities for assets held for sale	(23)	(75)
Accretion charges	11	22
Balance, end of year	147	182
Current portion	10	20
Long-term portion	CAD 137	CAD 162